Current and deferred income tax and social contribution (Tables)	12 Months Ended
Dec. 31, 2025
Current and deferred income tax and social contribution
Schedule of amounts recognized in profit or loss for the period	Amounts recognized in profit or loss

	12/31/2025	12/31/2024	12/31/2023
Current income tax and social contribution expenses
Current year	(531,717)	(443,806)	(280,845)
Deferred income tax and social contribution benefits (expenses)
Provision for impairment losses on loans and advances	232,742	184,863	223,051
Adjustment of financial assets to fair value	22,585	3,704	(36,249)
Other temporary differences	8,101	(74,962)	33,949
Provision for contingencies	814	7,112	5,074
Tax losses carried forward	(3,611)	90,380	(32,561)
Others	44,220	—	—
Total deferred income tax and social contribution	304,851	211,097	193,264
Total income tax	(226,866)	(232,709)	(87,581)

Schedule of reconciliation of effective tax rate	Reconciliation of effective rate current income tax expense

	12/31/2025	12/31/2024	12/31/2023
Profit before income tax	1,624,187	1,205,550	439,841
Income tax and social contribution - (45%) (a)	(730,884)	(542,498)	(197,928)

Tax effect of:
Dividend paid as interest on equity	200,582	105,351	22,501
Non-taxable income (non-deductible expenses) net	113,665	62,027	53,397
Subsidiaries subject to different tax regimes and rates	100,310	46,578	10,176
Others	89,461	95,833	24,273
Total income tax	(226,866)	(232,709)	(87,581)

Effective tax rate	(14)%	(19)%	(20)%

Total deferred income tax and social contribution	304,851	211,097	193,264
Total income tax and social contribution	(531,717)	(443,806)	(280,845)

(a)The result from Banco Inter represents the largest portion on the total amount of taxes, so we present the tax rate of 45%, which is the nominal rate currently in force for banks under Brazilian legislation.

Schedule of changes in the balances of deferred taxes	Changes in the balances of deferred taxes

	12/31/2024	Constitution	Realization	12/31/2025
Deferred tax assets
Provision for impairment losses on loans and advances	815,679	225,190	(2,093)	1,038,776
Adjustment of financial assets to fair value	442,773	355,275	(434,265)	363,783
Tax losses carried forward	336,535	15,541	(19,152)	332,924
Other temporary differences	46,049	62,283	(46,049)	62,283
Hedge accounting	39,187	46,953	—	86,140
Provision for contingencies	24,831	24,478	(23,664)	25,645
Subtotal	1,705,054	729,720	(525,223)	1,909,551
Hedge accounting	(11,357)	(106,564)	11,357	(106,564)
Capital gains from assets in business combinations	(17,356)	(244)	3,917	(13,683)
Deferred tax assets (a)	1,676,341	622,912	(509,949)	1,789,304

Deferred tax liabilities
Deferred liabilities	(32,790)	(8,133)	—	(40,923)
Deferred tax liabilities	(32,790)	(8,133)	—	(40,923)

(a)    Deferred income tax and social contribution, both assets and liabilities, are offset in the financial position by taxable entity.
The recognition of these deferred tax assets is based on the expectation of generating future taxable profits and is supported by technical studies and earnings projections.

	12/31/2023	Constitution	Business combination	Realization	12/31/2024
Deferred tax assets
Provision for impairment losses on loans and advances	630,817	815,679	—	(630,817)	815,679
Tax losses carried forward	164,831	138,521	81,393	(48,210)	336,535
Adjustment of financial assets to fair value	137,729	430,131	—	(125,087)	442,773
Other temporary differences	82,438	40,854	5,195	(82,438)	46,049
Hedge accounting	—	39,187	—	—	39,187
Provision for contingencies	17,720	24,801	—	(17,690)	24,831
Subtotal	1,033,535	1,489,173	86,588	(904,242)	1,705,054
Hedge accounting	(25,458)	(11,357)	—	25,457	(11,357)
Capital gains from assets in business combinations	(7,081)	(13,755)	—	3,480	(17,356)
Deferred tax assets (a)	1,000,996	1,464,061	86,588	(875,305)	1,676,341

Deferred tax liabilities
Deferred liabilities	—	(32,790)	—	—	(32,790)
Deferred tax liabilities	—	(32,790)	—	—	(32,790)

(a) Deferred income tax and social contribution, both assets and liabilities, are offset in the financial position by taxable entity